Employee Future Benefits - Schedule of Net Benefit Costs (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Pension Plans
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service costs	CAD 66	CAD 68
Interest costs	112	109
Expected return on plan assets	(145)	(140)
Amortization of actuarial losses	48	57
Amortization of past service credits/plan amendments	1	2
Regulatory adjustments	6	1
Net benefit cost	88	97
OPEB Plans
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service costs	18	17
Interest costs	23	23
Expected return on plan assets	(12)	(12)
Amortization of actuarial losses	2	5
Amortization of past service credits/plan amendments	(10)	(12)
Regulatory adjustments	9	6
Net benefit cost	CAD 30	CAD 27